Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Financial Assets
Schedule of other financials assets

In € thousand	12/31/2023	12/31/2022
Security deposits	3,350	3,386
Investment in equity instrument	4,641	—
Total non-current financial assets	7,991	3,386
Fixed-term deposits	111,498	19,987
Security deposits	118	2,594
Total current other financial assets	111,616	22,581
Total other financial assets	119,607	25,967